Senior Notes And Secured Indebtedness (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended							2 Months Ended	12 Months Ended			12 Months Ended		2 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Sep. 03, 2009	Feb. 24, 2012	Dec. 31, 2012 William Lyon Homes [Member]	Nov. 08, 2012 8.5% Senior Notes Due 2020 [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] California Lyon [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] Minimum [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Term Loan [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2010 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Nov. 08, 2012 Project Debt [Member]	Feb. 24, 2012 Term Loan Agreement [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]	Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2011 Construction Notes One [Member]	Dec. 31, 2012 Other Construction Notes [Member]	Dec. 31, 2011 Other Construction Notes [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Dec. 31, 2011 Seller Financing [Member]	Sep. 30, 2012 Additional Construction Notes One [Member]	Dec. 31, 2012 Additional Construction Notes One [Member]	Sep. 30, 2012 Additional Construction Notes Two [Member]	Dec. 31, 2012 Additional Construction Notes Two [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					10.00%		8.50%						10.25%		12.00%		12.00%				10.25%	14.00%		7.625%	10.75%		7.50%						1.50%		7.00%
Aggregate principal amount							$ 325,000,000						$ 235,000,000		$ 75,000,000		$ 76,000,000	$ 37,300,000		$ 11,000,000												$ 7,000,000
Percentage of issuance price on face value							100.00%																		98.493%
Debt amount, outstanding								325,000,000															66,700,000	150,000,000	250,000,000	138,900,000	150,000,000	77,900,000							3,000,000		7,800,000		5,400,000
Debt instrument, maturity date				Sep. 30, 2016				Nov. 15, 2020							Feb. 25, 2017						Jan. 31, 2015	Oct. 20, 2014								Jan. 01, 2012	May 01, 2015		Oct. 01, 2012		Mar. 01, 2012	Sep. 30, 2015		Mar. 31, 2015
Interest at an annual rate								8.50%
First requisite repayment date								May 15, 2013																						Mar. 31, 2012
Debt instrument redemption date								November 15, 2016
Notice period for redemption of Notes										30 days	60 days
Percentage of redemption price of principal amount								100.00%	108.50%										100.00%
Principal amount of notes redeemed									35.00%
Loan outstanding												235,000,000		206,000,000
Gain (loss) on extinguishment of debt	1,000,000	300,000										1,900,000																			200,000
Percentage of interest rate to pay loan amount																						15.625%
Discounted interest rate for prepayment																						14.00%
Debt instrument, cash interest rate																8.00%
Remaining interest rate																4.00%
Cash proceeds from issuance of debt																									246,200,000		147,600,000
Percentage of discount to yield																									11.00%
Redemption of long-term debt																		31,300,000
Gain on early redemption of debt			5,600,000
Notes payable																													16,000,000	9,000,000						19,000		17,000,000
Debt instrument, interest																																				Prime Rate + 1.0%, with a rate floor of 5.0%		Prime + 1%, with a rate floor of 5.0%
Interest rate, floor																														6.50%
Debt instrument, renegotiated maturity date																														Jan. 01, 2013
Interest rate, floor																														5.50%
Fixed interest rate																															10.00%
Principal payments																															500,000
Acquisition price of land																																	56,000,000
Loan value																																	55,000,000
Loan value																																		56,300,000
Amortization expense, net	$ 300,000
Ownership rate						100.00%